Note 12 - Notes Payable in Default	12 Months Ended
Dec. 31, 2016
Notes
Note 12 - Notes Payable in Default

NOTE 12—NOTES PAYABLE IN DEFAULT

During the year ended December 31, 2015, we issued four unsecured promissory notes to two accredited investors for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and were due and payable on March 1, 2016. On April 27, 2016, one of the investors entered into a Note Purchase and Assignment Agreement whereby he assigned his full interest in one of the notes for $50,000 to another investor. On May 23, 2016, one of the investors entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to another investor. On May 31, 2016, one of the investors entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to another investor. On October 24, 2016, one of the investors entered into a Note Purchase and Assignment Agreement, whereby it assigned its full interest in the final note for $50,000 to another investor. As of December 31, 2016, all $200,000 has been assigned to another investor.

On January 13, 2016, we issued a promissory note for $75,000 to an investor. The note is unsecured, accrues interest at 1% per annum, and is due and payable on June 30, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 11,250 shares of common stock.On October 24, 2016, the investor entered into a Note Purchase and Assignment Agreement with Black Forest Capital, LLC, whereby it assigned its full interest in the note for $75,000.